CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 337	¥ 54,523
Rehabilitation fund | ¥			3,972
Prepayments | ¥			56
TOTAL NON-CURRENT ASSETS | ¥		337	58,551
CURRENT ASSETS
Inventories | ¥			10,557
Prepayments | ¥		39	330
Other receivables | ¥		10,494	6,127
Cash and cash equivalents | ¥		18,878	19,228
TOTAL CURRENT ASSETS | ¥		29,411	36,242
TOTAL ASSETS | ¥		29,748	94,793
CURRENT LIABILITIES
Trade payables | ¥		215	2,736
Other payables and accrued liabilities | ¥		2,926	17,361
Taxes payable | ¥		16,792	22,627
Due to related companies | ¥		13,747	21,007
Due to the Shareholder | ¥		11,573	12,565
TOTAL CURRENT LIABILITIES | ¥		45,253	76,296
NON-CURRENT LIABILITIES
Asset retirement obligations | ¥			5,302
TOTAL NON-CURRENT LIABILITIES | ¥			5,302
TOTAL LIABILITIES | ¥		45,253	81,598
EQUITY / (DEFICIENCY IN ASSETS)
Issued capital | ¥		312,081	312,081
Other capital reserves | ¥		692,518	692,518
Reserves | ¥			63,180
Accumulated losses | ¥		(1,016,463)	(1,049,647)
Other comprehensive income | ¥		(3,641)	(4,937)
TOTAL EQUITY / (DEFICIENCY IN ASSETS) | ¥		(15,505)	13,195
TOTAL LIABILITIES AND EQUITY | ¥		¥ 29,748	¥ 94,793
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 52
Rehabilitation fund | $
Prepayments | $
TOTAL NON-CURRENT ASSETS | $	52
CURRENT ASSETS
Inventories | $
Prepayments | $	6
Other receivables | $	1,613
Cash and cash equivalents | $	2,901
TOTAL CURRENT ASSETS | $	4,520
TOTAL ASSETS | $	4,572
CURRENT LIABILITIES
Trade payables | $	33
Other payables and accrued liabilities | $	450
Taxes payable | $	2,581
Due to related companies | $	2,113
Due to the Shareholder | $	1,779
TOTAL CURRENT LIABILITIES | $	6,956
NON-CURRENT LIABILITIES
Asset retirement obligations | $
TOTAL NON-CURRENT LIABILITIES | $
TOTAL LIABILITIES | $	6,956
EQUITY / (DEFICIENCY IN ASSETS)
Issued capital | $	47,963
Other capital reserves | $	106,432
Reserves | $
Accumulated losses | $	(156,219)
Other comprehensive income | $	(560)
TOTAL EQUITY / (DEFICIENCY IN ASSETS) | $	(2,384)
TOTAL LIABILITIES AND EQUITY | $	$ 4,572